Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Parenthetical) (Detail) - Growth Countries [Member] - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 0	€ 61
Retail Growth Markets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 182	€ 209